Allowance for Credit Losses and Credit Quality - Schedule of Investment in Impaired Loan (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 36,560	$ 45,342
Unpaid Principal Balance	37,327	46,501
Related Allowance	(767)	(1,159)
Average Recorded Investment	39,176	49,645
Interest Income Recognized	513	587
Commercial Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	11,443	25,018
Unpaid Principal Balance	11,876	25,877
Related Allowance	(433)	(859)
Average Recorded Investment	12,851	28,823
Interest Income Recognized	251	321
Commercial Loans [Member] | With No Related Allowance Recorded [Member] | Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	6,680	8,567
Unpaid Principal Balance	6,680	8,567
Average Recorded Investment	6,703	10,443
Interest Income Recognized	132	43
Commercial Loans [Member] | With No Related Allowance Recorded [Member] | Business [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	2,483	13,256
Unpaid Principal Balance	2,483	13,256
Average Recorded Investment	2,873	11,074
Interest Income Recognized	57	170
Commercial Loans [Member] | With No Related Allowance Recorded [Member] | Home Equity [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	682	258
Unpaid Principal Balance	682	258
Average Recorded Investment	696	281
Interest Income Recognized	19	1
Commercial Loans [Member] | With An Allowance Recorded [Member] | Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,068	1,268
Unpaid Principal Balance	1,093	1,284
Related Allowance	(25)	(16)
Average Recorded Investment	1,158	4,414
Interest Income Recognized	39	8
Commercial Loans [Member] | With An Allowance Recorded [Member] | Business [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,212	1,927
Unpaid Principal Balance	1,620	2,770
Related Allowance	(408)	(843)
Average Recorded Investment	2,117	2,892
Interest Income Recognized	23	100
Mortgage Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	14,111	11,408
Unpaid Principal Balance	14,363	11,645
Related Allowance	(252)	(237)
Average Recorded Investment	14,263	9,675
Interest Income Recognized	110	98
Mortgage Loans [Member] | With An Allowance Recorded [Member] | Residential Prime [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	10,532	9,791
Unpaid Principal Balance	10,768	10,019
Related Allowance	(236)	(228)
Average Recorded Investment	10,577	8,096
Interest Income Recognized	11	98
Mortgage Loans [Member] | With An Allowance Recorded [Member] | Residential Subprime [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	3,579	1,617
Unpaid Principal Balance	3,595	1,626
Related Allowance	(16)	(9)
Average Recorded Investment	3,686	1,579
Interest Income Recognized	99
Consumer Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	11,006	8,916
Unpaid Principal Balance	11,088	8,979
Related Allowance	(82)	(63)
Average Recorded Investment	12,062	11,147
Interest Income Recognized	152	168
Consumer Loans [Member] | With An Allowance Recorded [Member] | Home Equity [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	7,121	6,506
Unpaid Principal Balance	7,165	6,550
Related Allowance	(44)	(44)
Average Recorded Investment	7,544	7,593
Interest Income Recognized	43	93
Consumer Loans [Member] | With An Allowance Recorded [Member] | Indirect Automobile [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,410	1,267
Unpaid Principal Balance	1,419	1,275
Related Allowance	(9)	(8)
Average Recorded Investment	2,016	2,090
Interest Income Recognized	51	55
Consumer Loans [Member] | With An Allowance Recorded [Member] | Credit Card [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,012	404
Unpaid Principal Balance	1,032	411
Related Allowance	(20)	(7)
Average Recorded Investment	797	418
Consumer Loans [Member] | With An Allowance Recorded [Member] | Consumer - Other [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	781	481
Unpaid Principal Balance	790	485
Related Allowance	(9)	(4)
Average Recorded Investment	1,009	765
Interest Income Recognized	$ 39	$ 19